BIOLOGICAL ASSETS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 ha R$ / m³ m / ha	Dec. 31, 2019 ha R$ / m³ m / ha
Assumptions used
Planted useful area (hectare)	1,020,176	988,720
Average annual growth (IMA) - m3 /hectare /year | m / ha	38.43	38.34
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	70.22	66.81
Discount rate - %	8.90%	8.40%
Mature assets
Assumptions used
Planted useful area (hectare)	111,866	86,352
Immature assets
Assumptions used
Planted useful area (hectare)	908,310	902,368